Leases	12 Months Ended
Dec. 31, 2010
Leases
Leases

6.   Leases

The Company leases uplink and transponder capacity and copiers under long-term lease agreements that are accounted for as capital leases. The capital lease liabilities are included as a component of both accounts payable and accrued liabilities and non-current accrued liabilities in the accompanying consolidated balance sheets. In addition, the Company leases uplink services and office facilities under operating leases that are generally non-cancelable. These leases expire at various dates through June 2019, and some contain escalation clauses and renewal options. Future minimum lease payments under the agreements at December 31, 2010, are as follows:

Years ended December 31, (In thousands)	Capital leases	Operating leases(1)

2011	$2,249	$ 5,018
2012	2,249	5,045
2013	2,219	4,882
2014	2,160	5,051
2015	2,160	2,993
Thereafter	8,550	632

Total minimum lease payments	19,587	$23,621

Less amount representing interest (at implicit rates of 9.375% and 3.910%)	(6,303)

Present value of net minimum lease payments	13,284
Less current maturities	(1,059)

Long term obligation	$12,225

(1)   Includes cancellable amounts related to parking spaces for our Los Angeles, California, office in the amounts of $119,000 for 2011 through 2014 and $89,000 for 2015.

Rent expense under the operating leases was $3.0 million, $2.9 million and $3.2 million, respectively, for the years ended December 31, 2008, 2009 and 2010. Amortization of the uplink and transponder asset held under a capital lease is recorded as amortization of capital lease on the accompanying statements of operations.

The Company accrues and recognizes rent expense on a straight line basis over the term of the lease, including rental holidays. The Company uses the initial lease term, including the free rent holiday period, to determine the lease term.

The Company recognizes revenue for selling excess digital channel capacity on a leased transponder to third parties as Other Revenue. Revenue for the excess capacity was $126,000 in 2010 and will be $252,000 in 2011 through 2013 and $105,000 in 2014.